Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	0000804239
Amendment Flag	false
Document Creation Date	Feb. 01, 2017
Document Effective Date	Feb. 01, 2017
Prospectus Date	Jan. 31, 2017
SIMT MULTI-ASSET INCOME FUND | SIMT MULTI-ASSET INCOME FUND - Class F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SIOAX
Class E Prospectus | SIMT S&P 500 Index Fund | SIMT S&P 500 Index Fund - Class E
Prospectus:
Trading Symbol	TRQIX